ACCOUNTS RECEIVABLE - Credit loss allowance (Details) - Accumulated impairment - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Credit loss allowances, beginning of year	$ (21.3)
Credit loss allowances, end of year	(22.4)	$ (21.3)
Accounts receivable
Disclosure of financial assets [line items]
Credit loss allowances, beginning of year	(21.3)	(20.9)
Additions	(9.7)	(3.4)
Amounts charged off	6.2	3.7
Unused amounts reversed	2.0	0.3
Foreign currency exchange differences	0.4	(1.0)
Credit loss allowances, end of year	$ (22.4)	$ (21.3)